INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
Inventory, Net [Abstract]
Schedule Of Inventories
	December 31,
	2021	2020

Raw materials	2,667	1,821
Work-in-progress	1,867	1,348
Finished goods	359	535

	4,893	3,704